Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Strategic Global Bond Fund, Inc.
Entity Central Index Key	0000835620
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000007882 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 872,716,463
Holdings Count | Holding	3,292
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$872,716,463
Number of Portfolio Holdings	3,292
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	30.2%
Foreign Agency Obligations	25.3%
U.S. Government Sponsored Agency Securities	18.4%
Non-Agency Mortgage-Backed Securities	11.0%
Asset-Backed Securities	8.3%
Capital Trusts	1.4%
Common Stocks	1.2%
Municipal Bonds	1.2%
Investment Companies	1.1%
Floating Rate Loan Interests	1.0%
Other*	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	53.0%
China	5.9%
Spain	5.1%
United Kingdom	4.2%
Cayman Islands	3.0%
Mexico	2.4%
Germany	2.1%
South Africa	1.9%
France	1.7%
Ireland	1.6%
Other#	19.1%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007879 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.78%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[2]
Net Assets	$ 872,716,463
Holdings Count | Holding	3,292
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$872,716,463
Number of Portfolio Holdings	3,292
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	30.2%
Foreign Agency Obligations	25.3%
U.S. Government Sponsored Agency Securities	18.4%
Non-Agency Mortgage-Backed Securities	11.0%
Asset-Backed Securities	8.3%
Capital Trusts	1.4%
Common Stocks	1.2%
Municipal Bonds	1.2%
Investment Companies	1.1%
Floating Rate Loan Interests	1.0%
Other*	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	53.0%
China	5.9%
Spain	5.1%
United Kingdom	4.2%
Cayman Islands	3.0%
Mexico	2.4%
Germany	2.1%
South Africa	1.9%
France	1.7%
Ireland	1.6%
Other#	19.1%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000038980 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MHWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78	1.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%	[3]
Net Assets	$ 872,716,463
Holdings Count | Holding	3,292
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$872,716,463
Number of Portfolio Holdings	3,292
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	30.2%
Foreign Agency Obligations	25.3%
U.S. Government Sponsored Agency Securities	18.4%
Non-Agency Mortgage-Backed Securities	11.0%
Asset-Backed Securities	8.3%
Capital Trusts	1.4%
Common Stocks	1.2%
Municipal Bonds	1.2%
Investment Companies	1.1%
Floating Rate Loan Interests	1.0%
Other*	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	53.0%
China	5.9%
Spain	5.1%
United Kingdom	4.2%
Cayman Islands	3.0%
Mexico	2.4%
Germany	2.1%
South Africa	1.9%
France	1.7%
Ireland	1.6%
Other#	19.1%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000162768 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[4]
Net Assets	$ 872,716,463
Holdings Count | Holding	3,292
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$872,716,463
Number of Portfolio Holdings	3,292
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	30.2%
Foreign Agency Obligations	25.3%
U.S. Government Sponsored Agency Securities	18.4%
Non-Agency Mortgage-Backed Securities	11.0%
Asset-Backed Securities	8.3%
Capital Trusts	1.4%
Common Stocks	1.2%
Municipal Bonds	1.2%
Investment Companies	1.1%
Floating Rate Loan Interests	1.0%
Other*	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	53.0%
China	5.9%
Spain	5.1%
United Kingdom	4.2%
Cayman Islands	3.0%
Mexico	2.4%
Germany	2.1%
South Africa	1.9%
France	1.7%
Ireland	1.6%
Other#	19.1%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.